Segment Information - Net Sales by Geographic Location (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net sales	[1]	$ 190,510	$ 91,642
China
Segment Reporting Information [Line Items]
Net sales	[1]	56,745	76,426
United Kingdom
Segment Reporting Information [Line Items]
Net sales	[1]	50,345
Australia
Segment Reporting Information [Line Items]
Net sales	[1]	35,418
United States
Segment Reporting Information [Line Items]
Net sales	[1]	29,925	14,690
Greece
Segment Reporting Information [Line Items]
Net sales	[1]	8,720	$ 526
Japan
Segment Reporting Information [Line Items]
Net sales	[1]	6,626
Italy
Segment Reporting Information [Line Items]
Net sales	[1]	1,395
Germany
Segment Reporting Information [Line Items]
Net sales	[1]	$ 1,336

[1]	Sales are attributed to countries based on location of customer.